1995 SEMIANNUAL REPORT












CENTENNIAL
NEW YORK TAX EXEMPT TRUST
------------------------------------------------------------------------------

December 31, 1995









































RS0780.001.0296

DEAR CENTENNIAL NEW YORK TAX EXEMPT TRUST SHAREHOLDER:

1995 was a year marked by declining interest rates, making it a strong period for capital appreciation for many areas of the bond markets.

The other side of this appreciation, however, was declining rates, meaning that newly issued bonds were coming to market with lower yields. This factor has been the most important catalyst behind our investment decisions for the past six months.

Because we strive to pay the highest current tax-free income consistent with safety of principal, the past year's rate declines caused us to lengthen the average maturity of our portfolio in an effort to take advantage of higher-yielding securities for as long as possible. However, because we had correctly anticipated this trend, we'd begun our move into longer securities at the end of 1994.

Longer securities were bid up in the markets as the year progressed, and continued to offer income superior to that of most newer issues, so the portfolio was positioned in the right place at the right time.

The Trust's compounded annualized yield for the six months ended December 31, 1995 was 2.97%. The corresponding yield without compounding was 2.93%. For investors in the 36% federal, 7.125% New York State and 3.4% New York City tax brackets, this is equal to a taxable yield of 5.19% with compounding and 5.12% without compounding.(1)

Seven-day annualized yields with and without compounding for the Trust for the six months ended December 31, 1995 were 3.36% and 3.31%, respectively.

Looking forward, we believe the market will continue to be relatively strong. Without a major shift in policy by the Federal Reserve, we expect to remain focused on buying longer-term securities as much as possible. Our investment policy over the past six months has allowed us to maintain our yield as well as our emphasis on stability of principal, and we expect these favorable conditions to continue.(2)

The Trust continues to offer investors income that is free from federal, New York State and New York City income taxes. We appreciate the confidence you have placed in the Centennial New York Tax Exempt Trust and look forward to helping you continue to meet your financial goals in the future.

Sincerely,


/s/JAMES C. SWAIN
James C. Swain
Chairman--Centennial New York
  Tax Exempt Trust


/s/BRIDGET A. MACASKILL
Bridget A. Macaskill
President--Centennial New York
  Tax Exempt Trust

January 22, 1996

1. Compounded yields assume reinvestment of dividends. A portion of the Trust's distributions may be subject to federal and state income taxes. For investors subject to the federal and/or state alternative minimum tax, a portion of the Trust's distributions may increase this tax.
2. The Trust is neither insured nor guaranteed by the U.S. government. There is no assurance that the Trust will maintain a stable $1 share price in the future.


           ----------------------------------------------------------------------------------------------------------------------
           STATEMENT OF INVESTMENTS December 31, 1995 (Unaudited)
           Centennial New York Tax Exempt Trust

                                                                                                         FACE          VALUE
                                                                                                         AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS - 99.3%
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK - 95.6%
           ----------------------------------------------------------------------------------------------------------------------
           Albany County, New York General Obligation Revenue
           Refunding Bonds, South Mall Construction Project, Series A,
           FGIC Insured, 4.30%, 4/1/96                                                                   $2,000,000    $2,001,686
           ----------------------------------------------------------------------------------------------------------------------
           Babylon, New York General Obligation Bonds, Series B,
           AMBAC Insured, 4.90%(1)                                                                        1,000,000     1,000,000
           ----------------------------------------------------------------------------------------------------------------------
           Babylon, New York Industrial Development Agency Revenue
           Bonds, J. D'Addario & Co. Project, 5.05%(1)                                                      500,000       500,000
           ----------------------------------------------------------------------------------------------------------------------
           Buffalo, New York General Obligation Nts., Series A,
           4.20%, 7/16/96                                                                                 1,800,000     1,807,603
           ----------------------------------------------------------------------------------------------------------------------
           City of New York Housing Development Corp. Multifamily
           Mtg. Revenue Bonds, Columbus Project, Series A, 4.75%(1)                                         500,000       500,000
           ----------------------------------------------------------------------------------------------------------------------
           City of New York Housing Development Corp. Multifamily
           Mtg. Revenue Bonds, James Tower Development,
           Series A, 5.10%(1)                                                                               400,000       400,000
           ----------------------------------------------------------------------------------------------------------------------
           City of New York Industrial Development Agency Civil Facility
           Revenue Bonds, Columbia Grammar School Project, 4.90%(1)                                       1,000,000     1,000,000
           ----------------------------------------------------------------------------------------------------------------------
           City of New York Municipal Water Finance Authority Tax-
           Exempt Commercial Paper, 3.70%, 3/14/96                                                        2,700,000     2,700,000
           ----------------------------------------------------------------------------------------------------------------------
           City of New York Trust Cultural Resources Revenue
           Refunding Bonds, American Museum of Natural History,
           Series A, MBIA Insured, 4.90%(1)                                                               2,000,000     2,000,000
           ----------------------------------------------------------------------------------------------------------------------
           Dormitory Authority of the State of New York Revenue
           Bonds, City University System Consolidated, Escrowed to
           Maturity, Series A, 7.10%, 7/1/96(2)                                                           1,250,000     1,270,612
           ----------------------------------------------------------------------------------------------------------------------
           Dormitory Authority of the State of New York Revenue Bonds,
           Columbia University Putters Dormitory 14C Project, 5.10%(1)                                    1,000,000     1,000,000
           ----------------------------------------------------------------------------------------------------------------------
           Dormitory Authority of the State of New York Revenue
           Bonds, Memorial Sloan Kettering Cancer Center Project,
           Series D, 3.50%, 2/2/96                                                                        1,270,000     1,270,000
           ----------------------------------------------------------------------------------------------------------------------
           Dormitory Authority of the State of New York Revenue
           Bonds, Series A, FGIC Insured, 3.29%(1)                                                        1,000,000     1,000,000
           ----------------------------------------------------------------------------------------------------------------------
           Dormitory Authority of the State of New York Revenue
           Refunding Bonds, Ellis Hospital Project, MBIA Insured,
           3.70%, 8/1/96                                                                                  1,000,000     1,000,000
           ----------------------------------------------------------------------------------------------------------------------
           Erie County, New York Revenue Anticipation Nts., 4.50%,
           9/20/96                                                                                        1,000,000     1,004,496
           ----------------------------------------------------------------------------------------------------------------------
           New York State Energy Research & Development
           Authority Electric Facilities Revenue Bonds, Long Island
           Lighting Co., Series A, 3.69%(1)                                                               1,000,000     1,000,000
           ----------------------------------------------------------------------------------------------------------------------
           New York State Energy Research & Development
           Authority Electric Facilities Revenue Bonds, Long Island
           Lighting Co., Series B, 5.05%(1)                                                               1,600,000     1,600,000
           ----------------------------------------------------------------------------------------------------------------------
           New York State Energy Research & Development
           Authority Pollution Control Revenue Bonds, New York
           State Electric & Gas Co., Series B, 3.85%, 10/15/96(2)                                         1,700,000     1,700,000
           ----------------------------------------------------------------------------------------------------------------------
           New York State Energy Research & Development
           Authority Pollution Control Revenue Bonds, Rochester
           Gas & Electric Co., 3.55%(1)                                                                     600,000       600,000

                                       3

           ----------------------------------------------------------------------------------------------------------------------
           STATEMENT OF INVESTMENTS (Continued)
           Centennial New York Tax Exempt Trust
                                                                                                         FACE          VALUE
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)                                                            AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK (CONTINUED)
           ----------------------------------------------------------------------------------------------------------------------
           New York State Energy Research & Development Authority
           Pollution Control Revenue Refunding Bonds, Orange/Rockland
           Utility Project, Series A, AMBAC Insured, 4.90%(1)                                            $1,300,000    $1,300,000
           ----------------------------------------------------------------------------------------------------------------------
           New York State Environmental Facilities Corp. Solid Waste
           Disposal Revenue Bonds, General Electric Co. Project, Series A,
           3.50%, 2/2/96(2)                                                                               1,000,000     1,000,000
           ----------------------------------------------------------------------------------------------------------------------
           New York State Environmental Facilities Corp. Solid Waste
           Disposal Revenue Refunding Bonds, General Electric Co.
           Project, Series A, 3.45%, 2/2/96(2)                                                            2,400,000     2,400,000
           ----------------------------------------------------------------------------------------------------------------------
           New York State Housing Finance Agency Revenue Bonds,
           Normandie Court I Project, 4.70%(1)                                                              800,000       800,000
           ----------------------------------------------------------------------------------------------------------------------
           New York State Medical Care Facilities Finance Agency
           Revenue Bonds, Mt. Sinai Hospital Project, Prerefunded,
           Series C, 8.875%, 1/15/96(2)                                                                   1,000,000     1,021,701
           ----------------------------------------------------------------------------------------------------------------------
           New York State Medical Care Facilities Finance Agency Revenue
           Bonds, Pooled Equipment Loan Program II-A, 5.05%(1)                                              700,000       700,000
           ----------------------------------------------------------------------------------------------------------------------
           New York State Power Authority Revenue Bonds, 3.50%,
           1/12/96(2)                                                                                     1,000,000     1,000,000
           ----------------------------------------------------------------------------------------------------------------------
           New York State Urban Development Corp. Revenue
           Refunding Bonds, Correctional Facilities Project,
           Prerefunded, 8%, 1/1/96(2)                                                                       800,000       816,000
           ----------------------------------------------------------------------------------------------------------------------
           North Hempstead, New York Solid Waste Management
           Authority Revenue Refunding Bonds, Series A, 4.85%(1)                                          1,700,000     1,700,000
           ----------------------------------------------------------------------------------------------------------------------
           Port Authority of New York & New Jersey Revenue Bonds,
           3.65%, 2/2/96                                                                                  1,300,000     1,300,000
           ----------------------------------------------------------------------------------------------------------------------
           Seneca County, New York Industrial Development Agency
           Civic Facilities Revenue Bonds, New York Chiropractic
           College, 4.95%(1)                                                                                400,000       400,000
           ----------------------------------------------------------------------------------------------------------------------
           Suffolk County, New York Industrial Development
           Agency Revenue Bonds, Nissequogue Cogen Partners
           Project, 5.20%(1)                                                                              1,500,000     1,500,000
           ----------------------------------------------------------------------------------------------------------------------
           Suffolk County, New York Public Improvement Bonds,
           Series A, 5%, 10/15/96                                                                         1,000,000     1,010,328
           ----------------------------------------------------------------------------------------------------------------------
           Triborough Bridge & Tunnel Authority of New York
           Revenue Bonds, Series BT-42, 3%(1)                                                             1,000,000     1,000,000
                                                                                                                      -----------
                                                                                                                       39,302,426
---------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS - 3.7%
           ----------------------------------------------------------------------------------------------------------------------
           Puerto Rico Industrial, Medical & Environmental Pollution
           Control Facilities Financing Authority Revenue Bonds,
           Key Pharmaceuticals, 4.35%, 12/1/96                                                            1,500,000     1,502,664
           ----------------------------------------------------------------------------------------------------------------------
           TOTAL INVESTMENTS, AT VALUE                                                                        99.3%    40,805,090
           ----------------------------------------------------------------------------------------------------------------------
           OTHER ASSETS NET OF LIABILITIES                                                                     0.7        283,861
                                                                                                        -----------  ------------
           NET ASSETS                                                                                        100.0%   $41,088,951
                                                                                                        ===========   ===========

          1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 1995. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice. Maturity date shown represents effective maturity based on variable rate and, if applicable, demand feature.
          2.  Put obligation redeemable at full face value on the date reported.

          See accompanying Notes to Financial Statements.

                                STATEMENT OF ASSETS AND LIABILITIES December 31, 1995(Unaudited)
                                Centennial New York Tax Exempt Trust

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ASSETS                          Investments, at value - see accompanying statement                                      $40,805,090
                                ----------------------------------------------------------------------------------------------------
                                Cash                                                                                        126,947
                                ----------------------------------------------------------------------------------------------------
                                Receivables:
                                Interest                                                                                    359,134
                                Shares of beneficial interest sold                                                          180,195
                                ----------------------------------------------------------------------------------------------------
                                Other                                                                                         6,819
                                                                                                                        ------------
                                Total assets                                                                             41,478,185

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES                     Payables and other liabilities:
                                Shares of beneficial interest redeemed                                                      341,993
                                Service plan fees                                                                            20,063
                                Shareholder reports                                                                          18,757
                                Transfer and shareholder servicing agent fees                                                 2,098
                                Dividends                                                                                       521
                                Other                                                                                         5,802
                                                                                                                        ------------
                                Total liabilities                                                                           389,234

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                              $41,088,951
                                                                                                                        ------------
                                                                                                                        ------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF                  Paid-in capital                                                                         $41,090,767
                                ----------------------------------------------------------------------------------------------------
NET ASSETS                      Accumulated net realized loss on investment transactions                                     (1,816)
                                ----------------------------------------------------------------------------------------------------
                                Net assets - applicable to 41,090,767 shares of beneficial
                                interest outstanding                                                                    $41,088,951
                                                                                                                --------------------
                                                                                                                --------------------

------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE                                                                $1.00























                                See accompanying Notes to Financial Statements.

                                STATEMENT OF OPERATIONS For the Six Months Ended December 31, 1995 (Unaudited)
                                Centennial New York Tax Exempt Trust

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME               Interest                                                                                   $767,844

------------------------------------------------------------------------------------------------------------------------------------
EXPENSES                        Management fees - Note 3                                                                    102,966
                                ----------------------------------------------------------------------------------------------------
                                Service plan fees - Note 3                                                                   39,235
                                ----------------------------------------------------------------------------------------------------
                                Transfer and shareholder servicing agent fees - Note 3                                       17,759
                                ----------------------------------------------------------------------------------------------------
                                Shareholder reports                                                                          10,787
                                ----------------------------------------------------------------------------------------------------
                                Registration and filing fees                                                                  5,296
                                ----------------------------------------------------------------------------------------------------
                                Legal and auditing fees                                                                       4,736
                                ----------------------------------------------------------------------------------------------------
                                Custodian fees and expenses                                                                   1,927
                                ----------------------------------------------------------------------------------------------------
                                Insurance expenses                                                                            1,494
                                ----------------------------------------------------------------------------------------------------
                                Trustees' fees and expenses                                                                     770
                                ----------------------------------------------------------------------------------------------------
                                Other                                                                                         2,238
                                                                                                                           ---------
                                Total expenses                                                                              187,208
                                                                                                                           ---------
                                Less assumption of expenses by Centennial Asset Management
                                Corporation - Note 3                                                                        (22,875)
                                                                                                                           ---------
                                Net expenses                                                                                164,333

------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                       603,511

------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS ON INVESTMENTS                                                                                               (493)

------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                       $603,018
                                                                                                                           ---------
                                                                                                                           ---------

--------------------------------------------------------------------------------

                                STATEMENTS OF CHANGES IN NET ASSETS
                                Centennial New York Tax Exempt Trust
                                                                                                    SIX MONTHS ENDED    YEAR ENDED
                                                                                                    DECEMBER 31, 1995   JUNE 30,
                                                                                                    (UNAUDITED)         1995
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS                      Net investment income                                               $   603,511         $   841,058
                                ----------------------------------------------------------------------------------------------------
                                Net realized loss                                                          (493)               (171)
                                                                                                    --------------------------------
                                Net increase in net assets resulting
                                from operations                                                         603,018             840,887

------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS                                                                                        (603,511)           (842,946)

------------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST             Net increase in net assets resulting from
TRANSACTIONS                    beneficial interest transactions - Note 2                             5,243,632           9,328,969

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                      Total increase                                                        5,243,139           9,326,910
                                ----------------------------------------------------------------------------------------------------
                                Beginning of period                                                  35,845,812          26,518,902
                                                                                                    --------------------------------
                                End of period                                                       $41,088,951         $35,845,812
                                                                                                    --------------------------------
                                                                                                    --------------------------------

                             See accompanying Notes to Financial Statements.


FINANCIAL HIGHLIGHTS
Centennial New York Tax Exempt Trust

                                                               Six Months
                                                               Ended
                                                               December 31,     Year Ended June 30,
                                                               1995 (Unaudited) 1995      1994        1993       1992       1991
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                            $1.00            $1.00     $1.00       $1.00      $1.00     $1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations - net
investment income and net realized gain                           .01              .03       .02         .02        .03       .05
Dividends and distributions to shareholders                      (.01)            (.03)     (.02)       (.02)      (.03)     (.05)
---------------------------------------------------------------=====================================================================
Net asset value, end of period                                  $1.00            $1.00     $1.00       $1.00      $1.00     $1.00
                                                               =====================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)                             1.48%            2.85%     1.68%       1.83%      3.11%     4.74%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $41,089          $35,846    $26,519    $24,994    $24,103    $21,439
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                              $40,881          $29,590    $25,419    $24,257    $23,221    $16,766
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                           2.93%(2)         2.84%      1.67%      1.74%      3.00%       4.42%
Expenses, before voluntary assumption by the Manager            0.91%(2)         0.95%      1.02%      0.98%      1.09%       1.08%
Expenses, net of voluntary assumption by the Manager            0.80%(2)         0.80%      0.80%      0.80%      0.80%       0.72%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calcu-lated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.
2.  Annualized.














See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
Centennial New York Tax Exempt Trust


1.  SIGNIFICANT ACCOUNTING POLICIES
Centennial New York Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current income exempt from Federal, New York State and New York City income taxes for individual investors that is consistent with preservation of capital. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

INVESTMENT VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

FEDERAL TAXES. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.
Therefore, no federal income or excise tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS. The Trust intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Trust may withhold dividends or make distributions of net realized gains.

OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes. The Trust concentrates its investments in New York and, therefore, may have more credit risks related to the economic conditions of New York than a portfolio with a broader geographical diversification.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


2.  SHARES OF BENEFICIAL INTEREST
The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                        SIX MONTHS ENDED
                                                        DECEMBER 31, 1995                            YEAR ENDED JUNE 30, 1995
                                         ---------------------------------------              ----------------------------------

                                           SHARES                 AMOUNT                         SHARES                AMOUNT

Sold                                      56,405,649           $ 56,405,649                    94,305,152          $ 94,305,152

Dividends and distributions                  629,447                629,447                       798,765               798,765
  reinvested

Redeemed                                 (51,791,464)           (51,791,464)                  (85,774,948)          (85,774,948)
                                         ---------------------------------------              ----------------------------------
Net increase                               5,243,632           $  5,243,632                     9,328,969          $  9,328,969
                                         =======================================              ==================================

Centennial New York Tax Exempt Trust


3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of .50% on the first $250 million of average annual net assets with a reduction of .025% on each $250 million thereafter, to .40% on net assets in excess of $1 billion. The Manager has agreed to assume Trust expenses (with specified exceptions) in excess of the most stringent applicable regulatory limit on Trust expenses. In addition, the Manager has voluntarily undertaken to assume Trust expenses in excess of .80% of average annual net assets.

Shareholder Services, Inc. (SSI), a subsidiary of OFI, is the transfer and shareholder servicing agent for the Trust, and for other registered investment companies. SSI's total costs of providing such services are allocated ratably to these companies.

Under an approved service plan, the Trust may expend up to .20% of its net assets annually to reimburse Centennial Asset Management Corporation, as distributor, for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Trust, including amounts paid to brokers, dealers, banks and other institutions.

CENTENNIAL NEW YORK TAX EXEMPT TRUST

OFFICERS AND TRUSTEES
James C. Swain, Chairman and Chief Executive Officer
Robert G. Avis, Trustee
William A. Baker, Trustee
Charles Conrad, Jr., Trustee
Jon S. Fossel, Trustee
Raymond J. Kalinowski, Trustee
C. Howard Kast, Trustee
Robert M. Kirchner, Trustee
Bridget A. Macaskill, Trustee and President
Ned M. Steel, Trustee
Michael A. Carbuto, Vice President
Andrew J. Donohue, Vice President
George C. Bowen, Vice President, Secretary and Treasurer
Robert J. Bishop, Assistant Treasurer
Scott Farrar, Assistant Treasurer
Robert G. Zack, Assistant Secretary

INVESTMENT ADVISOR AND DISTRIBUTOR
Centennial Asset Management Corporation

TRANSFER AND SHAREHOLDER SERVICING AGENT
Shareholder Services, Inc.

CUSTODIAN OF PORTFOLIO SECURITIES
Citibank, N.A.

INDEPENDENT AUDITORS
Deloitte & Touche LLP

LEGAL COUNSEL
Myer, Swanson, Adams & Wolf, P.C.

The financial statements included herein have been taken from records of the Trust without examination by the independent auditors.

This is a copy of a report to shareholders of Centennial New York Tax Exempt Trust. This report must be preceded or accompanied by a Prospectus of Centennial New York Tax Exempt Trust. For material information concerning the Trust, see the Prospectus.

For shareholder servicing, call:
1-800-525-9310 (in U.S.)
303-671-3200 (outside U.S.)

Or write:
Shareholder Services, Inc.
P.O. Box 5143
Denver, CO 80217-5143